Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) share in Thousands	9 Months Ended
	Sep. 30, 2021 shares	Sep. 30, 2021 shares share
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	27,882,000	27,882,000
Number of share options, exercisable (in shares)	17,556,000	17,556,000
Number of share options, granted (in shares)	6,345,000
Number of shares issued for stock options exercised (in shares)	32,000
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	12,799,000	12,799,000
Number of share options, exercisable (in shares)	8,771,000	8,771,000
Number of share options, granted (in shares)	18,882,000
Number of shares issued for stock options exercised (in shares)	607,000	2,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	7,208,000	7,208,000
Number of share units, exercisable (in shares)	0	0
Number of share units, granted (in shares)	6,173,000
Number of share units, vested and exercised/paid out (in shares)	8,086,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	6,182,000	6,182,000
Number of share units, exercisable (in shares)	0	0
Number of share units, granted (in shares)	6,432,000
Number of share units, vested and exercised/paid out (in shares)	8,342,000
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	1,557,000	1,557,000
Number of share units, exercisable (in shares)	1,557,000	1,557,000
Number of share units, granted (in shares)	342,000
Number of share units, vested and exercised/paid out (in shares)	126,000